Capital structure and financing - C.1. Share capital and other equity reserves (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Number of shares authorised		133,333,200	133,333,200
Number of shares issued and fully paid		101,739,217	101,739,217
Par value per share (usd per share)		$ 1.5	$ 1.5
Share capital		$ 153	$ 153
Share premium		480	482
Share capital and premium		633	635	[1],[2]
Disclosure of reserves within equity [line items]
Other equity reserves	[1],[2]	(538)
Share based compensation	[3]	30	22		$ 22
Issuance of shares		1	2		1
Remeasurements of post-employment benefit obligations		0	0	[4]	(2)	[4]
Cash flow hedge reserve movement		(16)	(1)	[4]	4	[4]
Currency translation movement		(4)	(81)	[4]	85	[4]
Effect of restructuring in Tanzania	[5]	0
Other equity reserves		(544)	(538)	[1],[2]
Legal reserve
Disclosure of reserves within equity [line items]
Other equity reserves		16	16		16
Other equity reserves		16	16		16
Equity settled transaction reserve
Disclosure of reserves within equity [line items]
Other equity reserves		47	46		43
Share based compensation		29	22		22
Issuance of shares		(25)	(22)		(18)
Other equity reserves		52	47		46
Hedge reserve
Disclosure of reserves within equity [line items]
Other equity reserves		(1)	0		(4)
Cash flow hedge reserve movement		(16)	(1)		4
Other equity reserves		(18)	(1)		0
Currency translation reserve
Disclosure of reserves within equity [line items]
Other equity reserves		(599)	(531)		(616)
Currency translation movement		(2)	(68)		85
Effect of restructuring in Tanzania		9
Other equity reserves		(593)	(599)		(531)
Pension obligation reserve
Disclosure of reserves within equity [line items]
Other equity reserves		(3)	(3)		(1)
Remeasurements of post-employment benefit obligations					(2)
Other equity reserves		(2)	(3)		(3)
Other reserves
Disclosure of reserves within equity [line items]
Other equity reserves		(538)	(472)		(562)
Share based compensation	[3],[6]	29	22		22
Issuance of shares	[6]	(25)	(22)		(18)
Remeasurements of post-employment benefit obligations					(2)
Cash flow hedge reserve movement		(16)	1		4
Currency translation movement		(2)	(67)		85
Effect of restructuring in Tanzania	[5],[6]	9
Other equity reserves		$ (544)	$ (538)		$ (472)

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).
[3]	Share-based compensation – see note C.1.
[4]	Re-presented for discontinued operations (shown in note A.4.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[5]	Effect of the restructuring in Tanzania A.1.2.
[6]	Other reserves – see note C.1.